CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2012
CREDIT RISK AND CONCENTRATION
Schedule of customers who accounted for 10% or more of the Company's net revenues

	For the years ended December 31,
	2012	2011	2010
Affiliates of Softbank	49%	29%	16%